Net Loss Per Common Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10Q) - shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Shares Underlying Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	738,070	788,812
Shares Underlying Options Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	832,855	719,447
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	49,365	83,722